International Small Company Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class R3 and R5 prospectus

Effective June 26, 2014, the following benchmark index descriptions are added immediately ffollowing the "After-tax returns" paragraph in the "Fund summary" section:

MSCI EAFE Small Cap Index is an equity index which captures small cap representation across developed markets countries around the world, excluding the US and Canada.

MSCI World ex-US Small Cap Index is an equity index which captures small cap representation across 22 of 23 developed markets countries (excluding the United States).

In addition, also effective June 26, 2014, he "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 years	Inception
As of 12-31-12			04-28-06
Class R3 before tax	1.66	-15.68	-13.89
After tax on distributions	1.07	-16.44	-14.84
After tax on distributions, with sale	1.08	-12.83	-11.11
Class R5 before tax	2.28	-15.17	-13.37
MSCI World ex-US Small Cap Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	17.93	-0.32	0.78
MSCI EAFE Small Cap Index* (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	20.42	-0.51	0.41

* Prior to June 26, 2014, the fund compared its performance solely to the MSCI EAFE Small Cap Index. From this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World ex-US Small Cap Index as the primary benchmark index and retained the MSCI EAFE Small Cap Index as the secondary benchmark index to which the fund compares its performance.

International Small Company Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class R1, R2 and R4 prospectus

Effective June 26, 2014, the following benchmark index descriptions are added immediately following the "After-tax returns" paragraph in the "Fund summary" section:

MSCI EAFE Small Cap Index is an equity index which captures small cap representation across developed markets countries around the world, excluding the US and Canada.

MSCI World ex-US Small Cap Index is an equity index which captures small cap representation across 22 of 23 developed markets countries (excluding the United States).

In addition, also effective June 26, 2014, he "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 years	Inception
As of 12-31-12			04-28-06
Class R1 before tax	1.56	-15.76	-13.98
After tax on distributions	0.97	-16.52	-14.93
After tax on distributions, with sale	1.01	-12.89	-11.17
Class R2 before tax	1.81	-15.55	-13.76
Class R4 before tax	2.07	-15.34	-13.54
MSCI World ex-US Small Cap Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	17.93	-0.32	0.78
MSCI EAFE Small Cap Index* (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	20.42	-0.51	0.41

* Prior to June 26, 2014, the fund compared its performance solely to the MSCI EAFE Small Cap Index. From this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World ex-US Small Cap Index as the primary benchmark index and retained the MSCI EAFE Small Cap Index as the secondary benchmark index to which the fund compares its performance.

International Small Company Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class R6 prospectus

Effective June 26, 2014, the following benchmark index descriptions are added immediately following the "After-tax returns" paragraph in the "Fund summary" section:

MSCI EAFE Small Cap Index is an equity index which captures small cap representation across developed markets countries around the world, excluding the US and Canada.

MSCI World ex-US Small Cap Index is an equity index which captures small cap representation across 22 of 23 developed markets countries (excluding the United States).

In addition, also effective June 26, 2014, he "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 years	Inception
As of 12-31-12			04-28-06
Class R6 before tax	2.33	-15.12	-13.33
After tax on distributions	1.73	-15.89	-14.28
After tax on distributions, with sale	1.51	-12.43	-10.72
MSCI World ex-US Small Cap Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	17.93	-0.32	0.78
MSCI EAFE Small Cap Index* (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	20.42	-0.51	0.41

* Prior to June 26, 2014, the fund compared its performance solely to the MSCI EAFE Small Cap Index. From this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World ex-US Small Cap Index as the primary benchmark index and retained the MSCI EAFE Small Cap Index as the secondary benchmark index to which the fund compares its performance.

International Small Company Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class A prospectus

Effective June 26, 2014, the following benchmark index descriptions are added immediately following the "After-tax returns" paragraph in the "Fund summary" section:

MSCI EAFE Small Cap Index is an equity index which captures small cap representation across developed markets countries around the world, excluding the US and Canada.

MSCI World ex-US Small Cap Index is an equity index which captures small cap representation across 22 of 23 developed markets countries (excluding the United States).

In addition, also effective June 26, 2014, he "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 years	Inception
As of 12-31-12			04-28-06
Class A before tax	12.33	-2.82	-0.53
After tax on distributions	11.69	-3.69	-1.61
After tax on distributions, with sale	8.01	-2.88	-1.02
MSCI World ex-US Small Cap Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	17.93	-0.32	0.78
MSCI EAFE Small Cap Index* (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	20.42	-0.51	0.41

* Prior to June 26, 2014, the fund compared its performance solely to the MSCI EAFE Small Cap Index. From this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World ex-US Small Cap Index as the primary benchmark index and retained the MSCI EAFE Small Cap Index as the secondary benchmark index to which the fund compares its performance.

International Small Company Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class I prospectus

Effective June 26, 2014, the following benchmark index descriptions are added immediately following the "After-tax returns" paragraph in the "Fund summary" section:

MSCI EAFE Small Cap Index is an equity index which captures small cap representation across developed markets countries around the world, excluding the US and Canada.

MSCI World ex-US Small Cap Index is an equity index which captures small cap representation across 22 of 23 developed markets countries (excluding the United States).

In addition, also effective June 26, 2014, he "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 years	Inception
As of 12-31-12			04-28-06
Class I before tax	18.72	-1.43	0.64
After tax on distributions	18.03	-2.31	-0.46
After tax on distributions, with sale	12.16	-1.73	-0.05
MSCI World ex-US Small Cap Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	17.93	-0.32	0.78
MSCI EAFE Small Cap Index* (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	20.42	-0.51	0.41

* Prior to June 26, 2014, the fund compared its performance solely to the MSCI EAFE Small Cap Index. From this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World ex-US Small Cap Index as the primary benchmark index and retained the MSCI EAFE Small Cap Index as the secondary benchmark index to which the fund compares its performance.

International Small Company Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class C prospectus

Effective June 26, 2014, the Annual fund operating expenses table and the Expense example table for the International Small Company Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class C
Management fee	0.95
Distribution and service (Rule 12b-1) fees	1.00
Other expenses[1]	0.44
Total annual fund operating expenses	2.39
Contractual expense reimbursement[2]	-0.04
Total annual fund operating expenses after expense reimbursements	2.35

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

2 To the extent that Expenses of Class C shares exceed 2.35% of average annual net assets (on an annualized basis) attributable to Class C shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class C
Shares	Sold	Kept
1 year	338	238
3 years	742	742
5 years	1,272	1,272
10 years	2,723	2,723

Effective June 26, 2014, the following benchmark index descriptions are added immediately following the "After-tax returns" paragraph in the "Fund summary" section:

MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index which captures small cap representation across developed markets countries around the world, excluding the US and Canada.

MSCI World ex-US Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index which captures small cap representation across 22 of 23 developed markets countries (excluding the United States).

In addition, also effective June 26, 2014, he "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 years	Inception
As of 12-31-12			04-28-06
Class C before tax	0.15	-16.10	-14.33
After tax on distributions	-0.44	-16.86	-15.27
After tax on distributions, with sale	0.10	-13.13	-11.40
MSCI World ex-US Small Cap Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	17.93	-0.32	0.78
MSCI EAFE Small Cap Index* (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	20.42	-0.51	0.41

* Prior to June 26, 2014, the fund compared its performance solely to the MSCI EAFE Small Cap Index. From this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World ex-US Small Cap Index as the primary benchmark index and retained the MSCI EAFE Small Cap Index as the secondary benchmark index to which the fund compares its performance.

International Small Company Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class NAV prospectus

Effective June 26, 2014, the following benchmark index descriptions are added immediately following the "After-tax returns" paragraph in the "Fund summary" section:

MSCI EAFE Small Cap Index is an equity index which captures small cap representation across developed markets countries around the world, excluding the US and Canada.

MSCI World ex US Small Cap Index is an equity index which captures small cap representation across 22 of 23 developed markets countries (excluding the United States).

In addition, also effective June 26, 2014, he "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 years	Inception
As of 12-31-12			04-28-06
Class NAV before tax	18.91	-1.28	0.79
After tax on distributions	18.22	-2.16	-0.31
After tax on distributions, with sale	12.29	-1.60	0.07
MSCI World ex-US Small Cap Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	17.93	-0.32	0.78
MSCI EAFE Small Cap Index* (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	20.42	-0.51	0.41

* Prior to June 26, 2014, the fund compared its performance solely to the MSCI EAFE Small Cap Index. From this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World ex-US Small Cap Index as the primary benchmark index and retained the MSCI EAFE Small Cap Index as the secondary benchmark index to which the fund compares its performance.

International Small Company Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class 1 prospectus

Effective June 26, 2014, the following benchmark index descriptions are added immediately following the "After-tax returns" paragraph in the "Fund summary" section:

MSCI EAFE Small Cap Index is an equity index which captures small cap representation across developed markets countries around the world, excluding the US and Canada.

MSCI World ex-US Small Cap Index is an equity index which captures small cap representation across 22 of 23 developed markets countries (excluding the United States).

In addition, also effective June 26, 2014, he "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 years	Inception
As of 12-31-12			04-28-06
Class 1 before tax	18.85	-1.32	0.75
MSCI World ex-US Small Cap Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	17.93	-0.32	0.78
MSCI EAFE Small Cap Index* (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	20.42	-0.51	0.41

* Prior to June 26, 2014, the fund compared its performance solely to the MSCI EAFE Small Cap Index. From this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World ex-US Small Cap Index as the primary benchmark index and retained the MSCI EAFE Small Cap Index as the secondary benchmark index to which the fund compares its performance.